Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000240224
Shareholder Report [Line Items]
Fund Name	Hunter Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSCVX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-835-1171
Additional Information Website	https://www.hunterfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,064,477
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 288,901
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$66,064,477
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$288,901
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	93.6%
Money Market Funds	6.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Communications	2.0%
Materials	3.0%
Utilities	3.9%
Consumer Staples	4.2%
Energy	4.9%
Real Estate	5.9%
Money Market Funds	6.5%
Health Care	9.1%
Consumer Discretionary	9.7%
Technology	9.8%
Industrials	18.8%
Financials	23.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.5%
MSA Safety, Inc.	2.9%
ESAB Corporation	2.7%
Hanover Insurance Group, Inc. (The)	2.6%
Littelfuse, Inc.	2.6%
Prosperity Bancshares, Inc.	2.4%
First Community Corporation	2.4%
Black Hills Corporation	2.4%
John B Sanfilippo & Son, Inc.	2.4%
MarketAxess Holdings, Inc.	2.2%